Adjustment Of Assets To Fair Value (Schedule Of Total Impairment Charges) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Adjustment Disclosure [Abstract]
Goodwill			$ 91	$ 259	$ 96	$ 259	$ 7
Other indefinite-lived intangible assets					46	37	(12)
Property, plant and equipment					43	11	7
Investments in non-consolidated affiliates					2
Total impairment charges on assets	$ 20	$ 46	$ 119	$ 304	$ 187	$ 307	$ 2